Share-based payments - Summary of Information about Awards Granted (Detail)	12 Months Ended
	Dec. 31, 2019 yr £ / shares	Dec. 31, 2018 yr £ / shares	Dec. 31, 2017 yr £ / shares
Annual Performance Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price | £ / shares	£ 45.97	£ 45.45	£ 37.81
Term (years) | yr	3.0	3.0	3.0
Long Term Incentive Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price | £ / shares	£ 48.50	£ 47.74	£ 43.00
Expected dividend yield	2.16%	2.27%	2.05%
Risk-free interest rate	0.72%	0.84%	0.10%
Volatility	19.00%	25.00%	24.00%
Term (years) | yr	3.0	3.0	3.0